Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options and Warrants [Abstract]
Schedule of share based option activity
	Number of Options	Weighted average exercise price
Outstanding, January 1, 2013	1,484,100	$0.98
Granted - 2013	2,175,000	1.00
Exercised - 2013	0	0
Expired – 2013	(2,479,100)	(1.00)
Balance, December 31, 2013	1,180,000	.97
Granted – 2014	387,500	1.73
Exercised – 2014	0	0
Expired – 2014	(260,000)	(0.39)
Balance, December 31, 2014	1,307,500	$1.31